Kerry A. Jung
Lead Attorney
Office of General Counsel & Corporate Compliance
Phone:   608.231.7495
Fax:     608.236.7349
E-mail:  kerry.jung@cunamutual.com

                             May 3, 2010

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

             Re:   CUNA MUTUAL INSURANCE SOCIETY
                   CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT
                   FILE NOS. 333-148419/811-03915
                   RULE 497 FILING

Dear Commissioners:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2010 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-7495.

                           Sincerely,

                           /s/ Kerry A. Jung

                           Kerry A. Jung
                           Lead Attorney